Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2024
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net, consists of the following:

	As of December 31,
	2024	2023

Accounts receivable	$28,715,543	$28,620,423
Less: Allowance for credit losses	(11,434,431)	(7,133,370)
Accounts receivable, net	$17,281,112	$21,487,053

Schedule of Movement of Allowance for Doubtful Accounts

Movement of allowance for credit losses is as follows:

	As of December 31,
	2024	2023	2022

Beginning balance	$7,133,370	$7,080,677	$2,607,600
Provision for credit losses	4,625,042	256,834	4,783,518
Written-off	(131,158)	(6,214)	-
Foreign currency translation adjustments	(192,823)	(197,927)	(310,441)
Ending balance	$11,434,431	$7,133,370	$7,080,677